Concentrations of Credit Risk (Details)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers account [Member]
Concentrations of Credit Risk [Line Items]
Concentration risk, Percentage	10.00%	10.00%